Financial Instruments - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 AUD Contracts	Dec. 31, 2012 AUD Contracts	Dec. 31, 2011 AUD	Dec. 31, 2011 USD ($)
Fair Value Disclosures [Abstract]
Impairments recognized during the year	0	0	0
Outstanding contracts	0	0
Financial Instruments Notional Amount				4,000,000
Fair value of the contracts	0	0	83,339
Recognized gains in earnings	0	83,339	83,339
Amount of ineffectiveness recorded in earnings of designated cash flows	0	0	0
Recognized losses in earnings	83,339